Inventory (Tables)	9 Months Ended
Jul. 31, 2022
Inventories [Abstract]
Schedule of inventory

	July 31, 2022	October 31, 2021
	$	$

Raw material	4,620,138	850,416
Finished goods	585,306	347,391
Parts and tools	695,487	61,774
	5,900,931	1,259,581